SCHEDULE OF FINANCIAL COMMODITY CONTRACTS OUTSTANDING (Details)		12 Months Ended
	Jan. 01, 2026 $ / bbl bbl	Dec. 31, 2025 $ / bbl bbl
Oil – WTI Costless Collars [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period		January 1, 2026 to March 31, 2026
Total volume hedged (BBLS) | bbl		48,000
Oil – WTI Costless Collars [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		58.50
Oil – WTI Costless Collars [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		77.25
Oil WTI Deferred Put [Member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period		January 1, 2026 to March 31, 2026
Total volume hedged (BBLS) | bbl		20,589
Barrel of Oil Price ($/BBL)		50.00
Oil – WTI costless collars one [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period		April 1, 2026 to June 30, 2026
Total volume hedged (BBLS) | bbl		48,300
Oil – WTI costless collars one [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		57.00
Oil – WTI costless collars one [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		75.25
Oil WTI Deferred Put One [Member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period		April 1, 2026 to June 30, 2026
Total volume hedged (BBLS) | bbl		9,900
Barrel of Oil Price ($/BBL)		52.70
OilWTI deferred put two [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period		April 1, 2026 to June 30, 2026
Total volume hedged (BBLS) | bbl		3,900
Barrel of Oil Price ($/BBL)		49.50
OilWTI costless collars two [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period		July 1, 2026 to September 30, 2026
Total volume hedged (BBLS) | bbl		48,300
OilWTI costless collars two [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		50.25
OilWTI costless collars two [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		66.75
OilWTI deferred put three [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period		July 1, 2026 to September 30, 2026
Total volume hedged (BBLS) | bbl		13,800
Barrel of Oil Price ($/BBL)		49.50
OilWTI costless collars three [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period		October 1, 2026 to December 31, 2026
Total volume hedged (BBLS) | bbl		24,000
OilWTI costless collars three [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		52.25
OilWTI costless collars three [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		69.00
OilWTI costless collars four [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period		October 1, 2026 to December 31, 2026
Total volume hedged (BBLS) | bbl		5,100
OilWTI costless collars four [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		52.60
OilWTI costless collars four [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		70.00
OilWTI deferred put four [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period		October 1, 2026 to December 31, 2026
Total volume hedged (BBLS) | bbl		14,400
Barrel of Oil Price ($/BBL)		49.75
OilWTI deferred put five [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period		January 1, 2027 to March 31, 2027
Total volume hedged (BBLS) | bbl		36,000
Barrel of Oil Price ($/BBL)		49.75
Oil Fixed Price Swap [member] | Major purchases of assets [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period	April 2026
Total volume hedged (BBLS) | bbl	16,000
Barrel of Oil Price ($/BBL)	94.05
Oil Fixed Price Swap One [member] | Major purchases of assets [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period	May 2026
Total volume hedged (BBLS) | bbl	15,000
Barrel of Oil Price ($/BBL)	82.60
Oil Fixed Price Swap Two [Member] | Major purchases of assets [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period	June 2026
Total volume hedged (BBLS) | bbl	14,000
Barrel of Oil Price ($/BBL)	84.60
OilWTI Deferred Put Six [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period	October 1, 2026 to December 31, 2026
Total volume hedged (BBLS) | bbl	18,600
Barrel of Oil Price ($/BBL)	50.50
OilWTI Deferred Put Seven [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period	April 1, 2027 to June 30, 2027
Total volume hedged (BBLS) | bbl	36,000
Barrel of Oil Price ($/BBL)	50.40
Oil WTI costless collars five [member] | Major purchases of assets [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period	July 1, 2026 to December 31, 2026
Total volume hedged (BBLS) | bbl	84,000
Oil WTI costless collars five [member] | Bottom of range [member] | Major purchases of assets [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)	61.50
Oil WTI costless collars five [member] | Top of range [member] | Major purchases of assets [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)	91.00
Oil WTI costless collars six [member] | Major purchases of assets [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period	January 1, 2027 to March 31, 2027
Total volume hedged (BBLS) | bbl	18,000
Oil WTI costless collars six [member] | Bottom of range [member] | Major purchases of assets [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)	57.50
Oil WTI costless collars six [member] | Top of range [member] | Major purchases of assets [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)	80.25
Oil WTI costless collars seven [member] | Major purchases of assets [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period	January 1, 2027 to September 30, 2027
Total volume hedged (BBLS) | bbl	54,000
Oil WTI costless collars seven [member] | Bottom of range [member] | Major purchases of assets [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)	57.00
Oil WTI costless collars seven [member] | Top of range [member] | Major purchases of assets [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)	77.50
Oil WTI costless collars eight [member] | Major purchases of assets [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period	July 1, 2027 to September 30, 2027
Total volume hedged (BBLS) | bbl	36,000
Oil WTI costless collars eight [member] | Bottom of range [member] | Major purchases of assets [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)	56.00
Oil WTI costless collars eight [member] | Top of range [member] | Major purchases of assets [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)	75.50